Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
Jun. 30, 2025
Zhongrun
Issuance of shares for acquisition of equity percentage	75.00%
Chuangying
Issuance of shares for acquisition of equity percentage	100.00%